Income taxes (Schedule of reconciliation of opening and closing amounts of total unrecognized tax positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Opening balance	$ 1,433	$ 393
Decrease related to previous years tax positions	0	(393)
Increase related to previous years tax positions	251	590
Increase related to current year tax positions	1,027	843
Closing balance	$ 2,711	$ 1,433